Fair Value of Financial Instruments - Narrative (Details) - USD ($) $ in Millions	Jun. 30, 2025	Jan. 31, 2023
Convertible Bonds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gross deferred finance charge, share lending arrangement	$ 6.5	$ 12.4